EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

26.                               EMPLOYEE BENEFIT PLAN

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Company accrues for these benefits based on certain percentages of the employees’ salaries.  The total provisions for such employee benefits from continuing operation were $9,263, $18,543 and $22,829 and from discontinued operations were $1,413, $3,181 and $4,704 for the years ended December 31, 2011, 2012 and 2013, respectively.